FAIR VALUE MEASUREMENTS: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available for Sale:
Amortized Cost	$ 92,629	$ 65,844
Fair Value	94,053	65,288
Unrealized Gains	1,427	402
Unrealized Losses	(3)	(958)
Auction rate security
Available for Sale:
Amortized Cost	8,410	8,410
Fair Value	9,485	7,453
Unrealized Gains	1,075
Unrealized Losses		(957)
Available for sale, non-current	9,485
Auction rate securities, original cost	13,550
Minimum period estimated by the entity for the ARS market to improve	12 months
Auction rate security | Minimum
Available for Sale:
Trading price as a percentage of the original par value	71.00%
Auction rate security | Maximum
Available for Sale:
Trading price as a percentage of the original par value	76.00%
Municipal bonds
Available for Sale:
Amortized Cost	84,199	57,389
Fair Value	84,551	57,791
Unrealized Gains	352	402
Mutual funds
Available for Sale:
Amortized Cost	20	45
Fair Value	17	44
Unrealized Losses	$ (3)	$ (1)